Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Net income	$ 26,879	$ 23,838	$ 20,562
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax Expense (recovery) of $255 for the year ended January 31, 2018 (January 31, 2017 – recovery of ($143); January 31, 2016 – recovery of $(797))	17,527	2,084	(9,640)
Unrealized gain (loss) on marketable securities, net of income tax expense of nil for the year ended January 31, 2018 (January 31, 2017 - $11; January 31, 2016 - nil)		977	(28)
Gain on marketable securities reclassified into net income		(960)
Total other comprehensive income (loss)	17,527	2,101	(9,668)
COMPREHENSIVE INCOME	$ 44,406	$ 25,939	$ 10,894